PRINCIPAL ACCOUNTING POLICIES - Foreign currencies (Details) ¥ in Millions	Dec. 31, 2019 CNY (¥) ¥ / $	Dec. 31, 2018 CNY (¥)
RMB/USD exchange rate used in translation | ¥ / $	0.1436
Non-collateralized receivable related to financial services | ¥	¥ 1,600	¥ 818